UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22881

American Funds Developing World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Hong T. Le

American Funds Developing World Growth and Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Developing World Growth and Income FundSM Semi-annual report for the six months ended May 31, 2019

Invest in the dividends
of a growing
developing world.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Developing World Growth and Income Fund seeks to provide long-term growth of capital while providing current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 2/3/14)

Reflecting 5.75% maximum sales charge	–0.21%	–0.90%	1.74%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 1.24% for Class A shares as of the prospectus dated February 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of June 30, 2019, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.73%.

Investing in developing markets involves risks, such as significant currency and price fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund’s prospectus. Investments in developing markets have been more volatile than investments in developed markets, reflecting the greater uncertainties of investing in less established economies. Individuals investing in developing markets should have a long-term perspective and be able to tolerate potentially sharp declines in the value of their investments. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Emerging markets stocks fluctuated during the first half of American Funds Developing World Growth and Income Fund’s fiscal year, largely due to bouts of volatility tied to U.S.-China trade talks, concerns over China’s slowing economy and shifting global monetary policies.

In this environment, the fund outpaced its benchmark. Developing World Growth and Income Fund rose 2.96% with dividends reinvested for the six months ended May 31, 2019. This result exceeded the 1.33% return for its benchmark, the unmanaged MSCI Emerging Markets Index, which measures markets in 26 countries. Compared with the benchmark, the fund was helped by its selection of companies in China and in the financials and industrials sectors.

Now in its sixth year, Developing World Growth and Income Fund seeks to take advantage of long-term growth prospects and income opportunities in emerging markets by investing in firms that have consistently paid meaningful dividends over time. The fund’s assets are primarily invested in stocks domiciled in developing countries; however, managers may also invest in developed market companies that derive a significant portion of their revenues from emerging markets.

Market review

Stocks in developing countries seesawed throughout the six-month period. After a sharp selloff in 2018, emerging markets equities rebounded from January through

Results at a glance

For periods ended May 31, 2019, with all distributions reinvested.

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 2/3/14)

American Funds Developing World Growth and Income Fund (Class A shares)	2.96%	–4.48%	6.26%	–0.49%	1.66%
MSCI Emerging Markets Index*	1.33	–8.70	9.88	1.79	3.82
Lipper Emerging Markets Funds Index†	3.06	–7.37	9.54	1.83	4.20

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Results reflect dividends net of withholding taxes. Source: MSCI.
†	Results for the Lipper index do not reflect sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Source: Thomson Reuters Lipper.

American Funds Developing World Growth & Income Fund	1

April, lifted by hopes that the U.S. and China would reach a trade deal. Another boost came from the U.S. Federal Reserve and European Central Bank, both of which signaled their intentions to keep interest rates low to help stimulate growth. However, stocks slumped in May when U.S.-China trade talks broke down and each country announced plans to raise tariffs on certain products that the other country produces.

The MSCI China Index* declined 1.76%, with energy stocks producing the largest losses. Stocks in the consumer staples and real estate sectors led gains. With its economy slowing, Chinese officials took steps to stabilize growth and improve market confidence amid trade tensions. They eased credit for infrastructure projects, lowered reserve requirements for banks and cut taxes for businesses and individuals. These targeted stimulus measures helped China register first-quarter economic growth of 6.4%, offering some hope that the government could sustain moderate economic growth.

Returns across Asia were mixed. The MSCI Taiwan Index rose 3.03%. The MSCI Korea Index fell 6.28%. Taiwan and South Korea, both of which are major exporters of computer-processing components, were each affected at varying levels by trade tariffs stemming from the U.S-China trade debacle. Indonesian stocks finished up 2.92% but weakened in May amid a contested presidential election.

In Latin America, Brazilian stocks advanced 7.19%. President Jair Bolsonaro, who took office January 1 following last October’s election, unveiled his much-awaited pension reform plan, which is a key building block for his pro-market business agenda. However, it remains to be seen if an overhaul to Brazil’s pension system can gain consensus in the country’s fractured legislature. Economic growth has been sluggish, and reforms to boost the economy have been bogged down by politics.

Inside the portfolio

Stock selection in China boosted fund returns on a relative basis. The portfolio’s top contributor was Chinese property developer Longfor Group. Shares rose on strong sales and profit growth in 2018 despite stricter home-buying rules and government-imposed price controls in some cities. Also supporting returns were overweight positions in China Tower, an operator of communications towers for mobile phones, and Midea Group, a maker of household appliances.

In the industrials sector, shares of Philippines-based International Container Terminal Services surged on higher profits and volume growth. The company operates shipping ports on six continents. Shares of French airplane maker Airbus soared on earnings growth and deliveries of commercial jets. Airbus also inked a €30 billion deal to deliver 300 planes to Chinese carriers, further adding to its massive backlog of planes under contract to airlines around the world.

*	Unless otherwise indicated, equity and country stock returns are based on MSCI indexes and are measured in U.S. dollars with net dividends reinvested.

2	American Funds Developing World Growth & Income Fund

An overweight position in Carlsberg boosted portfolio returns. The Danish brewer raised its dividend and unveiled a share buyback plan following profit and sales growth in 2018.

The choice of stocks in the financials sector also helped on a relative basis, led by Russian banking giant Sberbank and Hong Kong-listed insurer AIA Group. Sberbank shares rose on record 2018 profits. Shares for AIA gained on increasing business from customers in China, Hong Kong and Singapore.

In contrast, stock selection in South Africa, Brazil and Indonesia held back returns on a relative basis.

In South Africa, shares of insurer Discovery and supermarket chain Shoprite both declined on weaker financial results. Both companies have been affected by South Africa’s sluggish economy and high unemployment.

Shares of Indonesian conglomerate Astra International fell. The company projected 2019 would be challenging, citing macroeconomic uncertainty, a competitive car market and weaker palm oil prices.

Brazilian mining giant Vale also detracted from returns. Shares slumped after a dam burst at one of its iron-ore mines in Brazil. The tragic event led Vale to suspend its dividend and share buybacks and stop mining at several locations. The company also named a new chief executive.

Looking ahead

Our investment team invests on a company-by-company basis, focusing on businesses with strong balance sheets, the ability to navigate volatile periods and a disciplined approach to growing dividends over time. We believe that investing in companies that pay reasonable dividends — and have strong prospects for future earnings — has the potential to deliver solid returns through various market cycles.

As of this writing, there remains uncertainty about the pace of global growth and any resolution to the U.S.-China trade conflict. The fund’s portfolio managers have worked on some extensive scenario planning around some potential winners and losers on a wide range of scenarios that may result from shifts in global trade and the resulting effect on the global economy.

While markets are likely to experience some volatility in the months ahead, we are focused on identifying companies that are more closely tied to longer term secular growth trends in developing countries and those less affected by near-term trade tensions and risks to global growth.

American Funds Developing World Growth & Income Fund	3

The fund’s largest area of investment is the financials sector, which accounts for more than 25% of the fund’s net assets. Managers are focused on insurance companies targeting high net worth individuals in China and banks domiciled in emerging markets that can potentially benefit from specific regional factors; these banks are primarily located in Eastern Europe, Southeast Asia and India.

Another core holding is information technology, particularly in companies with dominant market share positions in the design and manufacture of semiconductor components in newer applications such as artificial intelligence, industrial automation and 5G telecommunication networks.

Several large Chinese property developers are also among the fund’s top holdings. Managers believe these companies have strong balance sheets and can readily access credit to fund new projects. They also trade at reasonable valuations based on our earnings growth projections. We anticipate these companies should benefit from loosening monetary policies in China, less stringent regulatory policies and improving inventory levels in major Chinese cities.

We’re also looking closely at opportunities in Southeast Asia. Many global manufacturers are looking to diversify capacity out of China, and this development should provide a boost to already solid domestic growth rates in several Southeast Asian countries.

On a final note, we’d like to thank Shaw Wagener for his outstanding service to the fund and wish him well in retirement. Shaw was a driving force in the design and launch of the fund. We welcome Victor Kohn, who moves into the role of portfolio manager. Victor brings 33 years of experience investing in emerging markets as both an investment analyst and portfolio manager at Capital Group.

We thank you for the trust you have placed in us and for your continued investment in the fund and look forward to reporting to you again in six months.

Cordially,

F. Chapman Taylor
President

July 12, 2019

For current information about the fund, visit americanfunds.com.

4	American Funds Developing World Growth & Income Fund

Summary investment portfolio May 31, 2019	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
China		24.69%
Hong Kong		9.43
Brazil		8.34
Taiwan		7.69
Indonesia		6.71
India		6.00
Russian Federation		5.71
South Korea		3.54
South Africa		2.65
Other countries		22.62
Short-term securities & other assets less liabilities		2.62

Common stocks 93.70%	Shares	Value (000)
Financials 25.28%
Sberbank of Russia PJSC (ADR)[1]	4,006,500	$57,447
Sberbank of Russia PJSC[1]	3,235,447	11,520
Ping An Insurance (Group) Co. of China, Ltd., Class H1	6,248,500	68,790
AIA Group Ltd.[1]	4,775,800	44,742
Bank Central Asia Tbk PT1	21,144,000	43,082
Discovery Ltd.[1]	3,743,685	35,614
ICICI Bank Ltd.[1]	5,701,717	34,669
HDFC Bank Ltd.[1,2]	750,521	26,145
HDFC Bank Ltd. (ADR)	56,600	7,028
MONETA Money Bank, AS, non-registered shares[1]	10,041,077	32,778
China Merchants Bank Co., Ltd., Class H1	6,242,500	29,965
Housing Development Finance Corp. Ltd.[1]	947,489	29,680
Akbank TAS[1,2]	27,662,275	28,330
Credicorp Ltd.	122,200	27,348
First Abu Dhabi Bank PJSC, non-registered shares[1]	6,000,895	24,188
TCS Group Holding PLC (GDR)[1,3]	602,000	11,420
TCS Group Holding PLC (GDR)[1]	592,700	11,243
Other securities		174,632
		698,621

American Funds Developing World Growth & Income Fund	5

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 15.07%
Ctrip.com International, Ltd. (ADR)[2]	1,497,900	$51,767
Galaxy Entertainment Group Ltd.[1]	7,239,000	43,676
Astra International Tbk PT1	82,866,504	43,198
Huazhu Group Ltd. (ADR)	1,338,400	40,955
Sands China Ltd.[1]	6,834,300	30,866
Wynn Macau, Ltd.[1]	13,420,000	28,543
Cyrela Brazil Realty SA, ordinary nominative	6,412,400	28,500
Other securities		148,831
		416,336

Information technology 10.09%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	13,707,800	101,532
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	492,500	18,888
Samsung Electronics Co., Ltd.[1]	2,324,358	82,509
MediaTek Inc.[1]	4,371,000	42,790
Other securities		33,013
		278,732

Consumer staples 8.94%
Carlsberg A/S, Class B1	357,587	46,931
Nestlé SA1	308,797	30,669
Danone SA1	357,175	28,507
Unilever PLC[1]	347,900	21,241
Other securities		119,798
		247,146

Real estate 8.37%
Longfor Group Holdings Ltd.[1]	22,346,000	81,684
China Overseas Land & Investment Ltd.[1]	19,690,000	68,175
China Resources Land Ltd.[1]	14,980,000	60,754
Other securities		20,764
		231,377

Communication services 7.99%
América Móvil, SAB de CV, Series L (ADR)	3,048,936	42,777
Tencent Holdings Ltd.[1]	886,000	36,743
Singapore Telecommunications Ltd.[1]	14,016,800	32,653
PT Surya Citra Media Tbk[1]	228,386,800	26,365
Bharti Airtel Ltd.[1]	4,885,305	24,451
HKBN Ltd.[1]	13,114,000	20,862
Other securities		36,955
		220,806

Health care 6.54%
Shanghai Fosun Pharmaceutical (Group) Co., Ltd., Class H1	12,353,006	36,223
BeiGene, Ltd. (ADR)[2]	303,500	35,792
Hypera SA, ordinary nominative	4,437,200	34,173
Hangzhou Tigermed Consulting Co., Ltd., Class A1,2	2,782,792	26,764
OdontoPrev SA, ordinary nominative	5,959,100	24,784
Other securities		23,078
		180,814

6	American Funds Developing World Growth & Income Fund

	Shares	Value (000)
Industrials 6.35%
International Container Terminal Services, Inc.[1]	11,570,860	$30,151
CCR SA, ordinary nominative	8,035,411	27,379
CTCI Corp.[1]	17,210,000	25,498
AKR Corporindo Tbk PT1	71,801,400	20,013
Airbus SE, non-registered shares[1]	155,079	19,928
Other securities		52,419
		175,388

Materials 3.01%
Alrosa PJSC[1]	18,668,412	25,151
Other securities		57,973
		83,124

Energy 1.65%
Other securities		45,498

Utilities 0.41%
Other securities		11,420

Total common stocks (cost: $2,457,783,000)		2,589,262

Preferred securities 1.90%
Information technology 0.34%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	322,350	9,373

Other 1.56%
Other securities		43,261

Total preferred securities (cost: $48,326,000)		52,634

Bonds, notes & other debt instruments 1.78%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.99%
Other securities		27,289

Corporate bonds & notes 0.79%
Utilities 0.79%
Cemig Geração e Transmissão SA 9.25% 2024[3]	$19,605	21,835

Total corporate bonds & notes		21,835

Total bonds, notes & other debt instruments (cost: $47,606,000)		49,124

American Funds Developing World Growth & Income Fund	7

Short-term securities 2.20%	Shares	Value (000)
Money market investments 2.20%
Capital Group Central Cash Fund	607,489	$60,749

Total short-term securities (cost: $60,743,000)		60,749
Total investment securities 99.58% (cost: $2,614,458,000)		2,751,769
Other assets less liabilities 0.42%		11,646

Net assets 100.00%		$2,763,415

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,103,466,000, which represented 76.12% of the net assets of the fund. This amount includes $2,103,393,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $33,255,000, which represented 1.20% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See notes to financial statements

8	American Funds Developing World Growth & Income Fund

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2019	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $2,614,458)		$2,751,769
Cash		915
Cash denominated in currencies other than U.S. dollars (cost: $2,797)		2,802
Receivables for:
Sales of investments	$2,255
Sales of fund’s shares	2,232
Dividends and interest	15,228
Other	113	19,828
		2,775,314
Liabilities:
Payables for:
Purchases of investments	4,201
Repurchases of fund’s shares	2,554
Investment advisory services	1,767
Services provided by related parties	596
Trustees’ deferred compensation	880
Non-U.S. taxes	1,725
Other	176	11,899
Net assets at May 31, 2019		$2,763,415

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,045,294
Total accumulated loss		(281,879)
Net assets at May 31, 2019		$2,763,415

See notes to financial statements

American Funds Developing World Growth & Income Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (277,933 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$1,401,527	140,964	$9.94
Class C	96,299	9,741	9.89
Class T	10	1	9.94
Class F-1	66,308	6,664	9.95
Class F-2	567,977	57,075	9.95
Class F-3	511,012	51,374	9.95
Class 529-A	37,588	3,784	9.93
Class 529-C	5,076	514	9.88
Class 529-E	1,446	146	9.93
Class 529-T	10	1	9.94
Class 529-F-1	5,241	527	9.94
Class R-1	1,106	112	9.90
Class R-2	12,313	1,247	9.87
Class R-2E	448	45	9.91
Class R-3	12,162	1,226	9.92
Class R-4	7,669	772	9.94
Class R-5E	579	58	9.93
Class R-5	5,382	541	9.95
Class R-6	31,262	3,141	9.95

See notes to financial statements

10	American Funds Developing World Growth & Income Fund

Statement of operations	unaudited
for the six months ended May 31, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,964)	$39,772
Interest (net of non-U.S. taxes of $12)	4,765	$44,537
Fees and expenses*:
Investment advisory services	10,416
Distribution services	2,604
Transfer agent services	1,985
Administrative services	419
Reports to shareholders	151
Registration statement and prospectus	439
Trustees’ compensation	297
Auditing and legal	139
Custodian	557
Other	87
Total fees and expenses before reimbursements	17,094
Less transfer agent services reimbursements	34
Total fees and expenses after reimbursements		17,060
Net investment income		27,477

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	11,852
Forward currency contracts	(91)
Currency transactions	(594)	11,167
Net unrealized appreciation on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $674)	43,093
Forward currency contracts	17
Currency translations	112	43,222
Net realized gain and unrealized appreciation		54,389

Net increase in net assets resulting from operations		$81,866

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

American Funds Developing World Growth & Income Fund	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended May 31, 2019*	Year ended November 30, 2018
Operations:
Net investment income	$27,477	$66,454
Net realized gain (loss)	11,167	(70,932)
Net unrealized appreciation (depreciation)	43,222	(294,938)
Net increase (decrease) in net assets resulting from operations	81,866	(299,416)

Distributions paid to shareholders	(14,052)	(70,968)

Net capital share transactions	(102,468)	61,669

Total decrease in net assets	(34,654)	(308,715)

Net assets:
Beginning of period	2,798,069	3,106,784
End of period	$2,763,415	$2,798,069

*	Unaudited.

See notes to financial statements

12	American Funds Developing World Growth & Income Fund

Notes to financial statements	unaudited

1. Organization

American Funds Developing World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Funds Developing World Growth & Income Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

14	American Funds Developing World Growth & Income Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the

American Funds Developing World Growth & Income Fund	15

policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are

16	American Funds Developing World Growth & Income Fund

based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$58,901	$639,720	$—	$698,621
Consumer discretionary	146,463	269,873	—	416,336
Information technology	36,050	242,682	—	278,732
Consumer staples	19,456	227,690	—	247,146
Real estate	2,176	229,201	—	231,377
Communication services	57,788	163,018	—	220,806
Health care	94,749	86,065	—	180,814
Industrials	27,379	148,009	—	175,388
Materials	36,236	46,888	—	83,124
Energy	10,278	35,220	—	45,498
Utilities	5,693	5,727	—	11,420
Preferred securities	43,261	9,373	—	52,634
Bonds, notes & other debt instruments	—	49,124	—	49,124
Short-term securities	60,749	—	—	60,749
Total	$599,179	$2,152,590	$—	$2,751,769

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management

American Funds Developing World Growth & Income Fund	17

performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

18	American Funds Developing World Growth & Income Fund

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of May 31, 2019, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $6,663,000.

American Funds Developing World Growth & Income Fund	19

The following table identifies the effect on the fund’s statement of operations resulting from the fund’s use of forward currency contracts as of, or for the six months ended, May 31, 2019 (dollars in thousands):

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(91)	Net unrealized appreciation on forward currency contracts	$17

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

20	American Funds Developing World Growth & Income Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$6,487
Capital loss carryforward*	(444,979)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of May 31, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$334,251
Gross unrealized depreciation on investments	(200,229)
Net unrealized appreciation on investments	134,022
Cost of investments	2,617,747

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended May 31, 2019		Year ended November 30, 2018
Class A	$6,366		$35,176
Class C	167		1,698
Class T	—	*	—	*
Class F-1	299		1,864
Class F-2	3,616		18,350
Class F-3	3,006		11,016
Class 529-A	161		875
Class 529-C	8		73
Class 529-E	5		30
Class 529-T	—	*	—	*
Class 529-F-1	29		90
Class R-1	2		20
Class R-2	23		182
Class R-2E	1		5
Class R-3	38		221
Class R-4	37		187
Class R-5E	3		8
Class R-5	35		145
Class R-6	256		1,028
Total	$14,052		$70,968

*	Amount less than one thousand.

American Funds Developing World Growth & Income Fund	21

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.640% on such assets in excess of $4 billion. For the six months ended May 31, 2019, the investment advisory services fee was $10,416,000, which was equivalent to an annualized rate of 0.738% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

22	American Funds Developing World Growth & Income Fund

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Developing World Growth & Income Fund	23

For the six months ended May 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$1,854	$1,328		$72		Not applicable
Class C	503	94		25		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	84	43		17		Not applicable
Class F-2	Not applicable	369		152		Not applicable
Class F-3	Not applicable	72		121		Not applicable
Class 529-A	41	32		10		$13
Class 529-C	25	4		1		2
Class 529-E	4	—	*	—	*	—	*
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	5		2		2
Class R-1	6	1		—	*	Not applicable
Class R-2	46	21		3		Not applicable
Class R-2E	1	1		—	*	Not applicable
Class R-3	30	9		3		Not applicable
Class R-4	10	4		2		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	1		2		Not applicable
Class R-6	Not applicable	1		9		Not applicable
Total class-specific expenses	$2,604	$1,985		$419		$17

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $297,000 in the fund’s statement of operations reflects $221,000 in current fees (either paid in cash or deferred) and a net increase of $76,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

24	American Funds Developing World Growth & Income Fund

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2019.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended May 31, 2019.

American Funds Developing World Growth & Income Fund	25

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2019

Class A	$105,131	10,653	$6,324		676		$(158,061)	(15,946)	$(46,606)	(4,617)
Class C	6,060	616	166		18		(13,109)	(1,319)	(6,883)	(685)
Class T	—	—	—		—		—	—	—	—
Class F-1	10,315	1,032	298		31		(11,182)	(1,112)	(569)	(49)
Class F-2	79,465	8,008	3,581		380		(176,462)	(17,847)	(93,416)	(9,459)
Class F-3	111,685	11,142	2,812		297		(61,015)	(6,189)	53,482	5,250
Class 529-A	4,092	413	161		17		(3,872)	(390)	381	40
Class 529-C	623	62	8		1		(575)	(57)	56	6
Class 529-E	143	15	5		1		(190)	(19)	(42)	(3)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	981	99	29		3		(1,654)	(165)	(644)	(63)
Class R-1	42	4	3		1		(21)	(2)	24	3
Class R-2	1,907	191	23		2		(1,673)	(167)	257	26
Class R-2E	27	3	1		—	†	(25)	(3)	3	— †
Class R-3	1,448	145	38		4		(1,059)	(106)	427	43
Class R-4	723	72	37		4		(1,578)	(160)	(818)	(84)
Class R-5E	376	38	2		—	†	(320)	(32)	58	6
Class R-5	450	45	34		4		(642)	(63)	(158)	(14)
Class R-6	2,635	265	256		27		(10,911)	(1,061)	(8,020)	(769)
Total net increase (decrease)	$326,103	32,803	$13,778		1,466		$(442,349)	(44,638)	$(102,468)	(10,369)

26	American Funds Developing World Growth & Income Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2018

Class A	$270,749	25,199	$34,922		3,346		$(345,358)	(33,113)	$(39,687)	(4,568)
Class C	16,460	1,516	1,694		164		(29,348)	(2,807)	(11,194)	(1,127)
Class T	—	—	—		—		—	—	—	—
Class F-1	48,073	4,558	1,861		177		(82,053)	(7,784)	(32,119)	(3,049)
Class F-2	285,145	26,834	18,271		1,746		(305,998)	(29,475)	(2,582)	(895)
Class F-3	211,278	19,926	10,103		969		(87,701)	(8,442)	133,680	12,453
Class 529-A	11,228	1,051	874		84		(9,465)	(918)	2,637	217
Class 529-C	1,565	145	73		7		(1,937)	(183)	(299)	(31)
Class 529-E	799	72	30		3		(370)	(37)	459	38
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	3,976	393	90		9		(1,118)	(107)	2,948	295
Class R-1	393	35	20		2		(419)	(40)	(6)	(3)
Class R-2	4,561	425	182		17		(2,699)	(252)	2,044	190
Class R-2E	490	46	5		1		(92)	(9)	403	38
Class R-3	4,866	452	221		21		(3,248)	(302)	1,839	171
Class R-4	3,704	348	187		18		(2,629)	(245)	1,262	121
Class R-5E	843	80	8		1		(322)	(32)	529	49
Class R-5	1,768	163	144		14		(2,047)	(186)	(135)	(9)
Class R-6	8,969	842	1,028		98		(8,107)	(754)	1,890	186
Total net increase (decrease)	$874,867	82,085	$69,713		6,677		$(882,911)	(84,686)	$61,669	4,076

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $997,331,000 and $1,011,604,000, respectively, during the six months ended May 31, 2019.

American Funds Developing World Growth & Income Fund	27

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
5/31/2019[4,5]	$9.70	$.09	$.19	$.28
11/30/2018	10.93	.22	(1.22)	(1.00)
11/30/2017	8.99	.20	1.95	2.15
11/30/2016	8.69	.18	.29	.47
11/30/2015	10.86	.17	(2.18)	(2.01)
11/30/2014[4,8]	10.00	.17	.81	.98
Class C:
5/31/2019[4,5]	9.66	.05	.20	.25
11/30/2018	10.88	.13	(1.20)	(1.07)
11/30/2017	8.95	.12	1.93	2.05
11/30/2016	8.66	.11	.28	.39
11/30/2015	10.83	.09	(2.16)	(2.07)
11/30/2014[4,8]	10.00	.09	.83	.92
Class T:
5/31/2019[4,5]	9.70	.10	.20	.30
11/30/2018	10.93	.24	(1.21)	(.97)
11/30/2017[4,11]	9.93	.17	1.00	1.17
Class F-1:
5/31/2019[4,5]	9.71	.09	.19	.28
11/30/2018	10.93	.22	(1.21)	(.99)
11/30/2017	8.99	.21	1.94	2.15
11/30/2016	8.70	.18	.29	.47
11/30/2015	10.86	.17	(2.17)	(2.00)
11/30/2014[4,8]	10.00	.18	.80	.98
Class F-2:
5/31/2019[4,5]	9.71	.10	.20	.30
11/30/2018	10.94	.25	(1.22)	(.97)
11/30/2017	9.00	.23	1.94	2.17
11/30/2016	8.70	.20	.30	.50
11/30/2015	10.87	.21	(2.19)	(1.98)
11/30/2014[4,8]	10.00	.16	.85	1.01
Class F-3:
5/31/2019[4,5]	9.71	.12	.18	.30
11/30/2018	10.94	.25	(1.21)	(.96)
11/30/2017[4,12]	9.47	.21	1.47	1.68

28	American Funds Developing World Growth & Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income to average net assets[3]

$(.04)	$9.94	2.96%[6]		$1,402		1.31%[7]		1.31%[7]		1.84%[7]
(.23)	9.70	(9.26)		1,413		1.25		1.25		2.05
(.21)	10.93	24.11		1,641		1.28		1.28		2.01
(.17)	8.99	5.45		1,312		1.33		1.33		2.02
(.16)	8.69	(18.65)		1,251		1.32		1.32		1.70
(.12)	10.86	9.75	[6]	1,242		1.40	[7]	1.39	[7]	1.81	[7]

(.02)	9.89	2.56	[6]	96		2.09	[7]	2.09	[7]	1.04	[7]
(.15)	9.66	(9.91)		101		2.04		2.04		1.25
(.12)	10.88	23.04		126		2.08		2.08		1.22
(.10)	8.95	4.55		109		2.14		2.14		1.22
(.10)	8.66	(19.18)		111		2.07		2.07		.95
(.09)	10.83	9.17	[6]	122		2.14	[7]	2.13	[7]	.94	[7]

(.06)	9.94	3.09	[6,9]	—	[10]	1.07	[7,9]	1.07	[7,9]	2.10	[7,9]
(.26)	9.70	(9.06)[9]		—	[10]	1.04	[9]	1.04	[9]	2.24	[9]
(.17)	10.93	11.83	[6,9]	—	[10]	1.06	[7,9]	1.06	[7,9]	2.52	[7,9]

(.04)	9.95	2.96	[6]	66		1.28	[7]	1.28	[7]	1.87	[7]
(.23)	9.71	(9.19)		65		1.25		1.25		2.01
(.21)	10.93	24.05		107		1.27		1.27		2.04
(.18)	8.99	5.40		91		1.30		1.30		2.04
(.16)	8.70	(18.52)		102		1.26		1.26		1.72
(.12)	10.86	9.80	[6]	131		1.34	[7]	1.33	[7]	1.91	[7]

(.06)	9.95	3.10	[6]	568		1.03	[7]	1.03	[7]	2.07	[7]
(.26)	9.71	(9.00)		646		.99		.99		2.33
(.23)	10.94	24.34		738		1.01		1.01		2.28
(.20)	9.00	5.81		676		1.04		1.04		2.26
(.19)	8.70	(18.37)		572		1.00		1.00		2.08
(.14)	10.87	10.02	[6]	482		1.07	[7]	1.07	[7]	1.75	[7]

(.06)	9.95	3.16	[6]	511		.93	[7]	.92	[7]	2.33	[7]
(.27)	9.71	(8.84)		448		.90		.90		2.37
(.21)	10.94	17.72	[6]	368		.89	[7]	.89	[7]	2.39	[7]

See end of table for footnotes.

American Funds Developing World Growth & Income Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
5/31/2019[4,5]	$9.70	$.09	$.18	$.27
11/30/2018	10.92	.21	(1.20)	(.99)
11/30/2017	8.99	.20	1.93	2.13
11/30/2016	8.69	.17	.30	.47
11/30/2015	10.85	.18	(2.17)	(1.99)
11/30/2014[4,8]	10.00	.15	.82	.97
Class 529-C:
5/31/2019[4,5]	9.65	.05	.20	.25
11/30/2018	10.87	.13	(1.21)	(1.08)
11/30/2017	8.94	.12	1.93	2.05
11/30/2016	8.65	.10	.29	.39
11/30/2015	10.83	.09	(2.17)	(2.08)
11/30/2014[4,8]	10.00	.08	.83	.91
Class 529-E:
5/31/2019[4,5]	9.69	.08	.19	.27
11/30/2018	10.92	.20	(1.22)	(1.02)
11/30/2017	8.98	.18	1.94	2.12
11/30/2016	8.68	.16	.30	.46
11/30/2015	10.85	.15	(2.18)	(2.03)
11/30/2014[4,8]	10.00	.13	.83	.96
Class 529-T:
5/31/2019[4,5]	9.70	.10	.19	.29
11/30/2018	10.93	.23	(1.21)	(.98)
11/30/2017[4,11]	9.93	.17	.99	1.16
Class 529-F-1:
5/31/2019[4,5]	9.70	.10	.19	.29
11/30/2018	10.93	.21	(1.19)	(.98)
11/30/2017	8.99	.22	1.94	2.16
11/30/2016	8.69	.19	.30	.49
11/30/2015	10.86	.19	(2.18)	(1.99)
11/30/2014[4,8]	10.00	.15	.84	.99
Class R-1:
5/31/2019[4,5]	9.67	.06	.19	.25
11/30/2018	10.89	.14	(1.20)	(1.06)
11/30/2017	8.96	.13	1.93	2.06
11/30/2016	8.66	.12	.29	.41
11/30/2015	10.83	.10	(2.17)	(2.07)
11/30/2014[4,8]	10.00	.10	.82	.92

30	American Funds Developing World Growth & Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income to average net assets[3]

$(.04)	$9.93	2.84%[6]	$38		1.35%[7]		1.35%[7]		1.82%[7]
(.23)	9.70	(9.20)	36		1.29		1.29		2.02
(.20)	10.92	23.92	39		1.30		1.30		2.00
(.17)	8.99	5.44	27		1.39		1.39		1.95
(.17)	8.69	(18.52)	21		1.25		1.25		1.79
(.12)	10.85	9.62 [6]	16		1.50	[7]	1.49	[7]	1.60	[7]

(.02)	9.88	2.55 [6]	5		2.13	[7]	2.13	[7]	1.04	[7]
(.14)	9.65	(9.97)	5		2.09		2.09		1.20
(.12)	10.87	23.04	6		2.13		2.13		1.17
(.10)	8.94	4.52	4		2.21		2.21		1.14
(.10)	8.65	(19.29)	3		2.13		2.13		.92
(.08)	10.83	9.11 [6]	2		2.20	[7]	2.19	[7]	.91	[7]

(.03)	9.93	2.86 [6]	2		1.51	[7]	1.51	[7]	1.63	[7]
(.21)	9.69	(9.38)	1		1.48		1.48		1.88
(.18)	10.92	23.69	1		1.51		1.51		1.77
(.16)	8.98	5.28	1		1.56		1.56		1.79
(.14)	8.68	(18.81)	1		1.51		1.51		1.51
(.11)	10.85	9.56 [6]	1		1.62	[7]	1.61	[7]	1.40	[7]

(.05)	9.94	3.06 [6,9]	—	[10]	1.11	[7,9]	1.11	[7,9]	2.05	[7,9]
(.25)	9.70	(9.11)[9]	—	[10]	1.09	[9]	1.09	[9]	2.18	[9]
(.16)	10.93	11.81 [6,9]	—	[10]	1.12	[7,9]	1.12	[7,9]	2.46	[7,9]

(.05)	9.94	3.05 [6]	5		1.14	[7]	1.14	[7]	1.92	[7]
(.25)	9.70	(9.09)	6		1.09		1.09		2.04
(.22)	10.93	24.23	3		1.12		1.12		2.18
(.19)	8.99	5.64	2		1.19		1.19		2.15
(.18)	8.69	(18.48)	1		1.12		1.12		1.94
(.13)	10.86	9.87 [6]	1		1.18	[7]	1.17	[7]	1.63	[7]

(.02)	9.90	2.58 [6]	1		2.04	[7]	2.04	[7]	1.14	[7]
(.16)	9.67	(9.86)	1		1.99		1.99		1.33
(.13)	10.89	23.07	1		2.02		2.02		1.29
(.11)	8.96	4.72	1		2.06		2.06		1.32
(.10)	8.66	(19.15)	1		1.99		1.99		1.05
(.09)	10.83	9.17 [6]	2		2.08	[7]	2.08	[7]	1.06	[7]

See end of table for footnotes.

American Funds Developing World Growth & Income Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
5/31/2019[4,5]	$9.64	$.06		$.19	$.25
11/30/2018	10.87	.14		(1.21)	(1.07)
11/30/2017	8.94	.13		1.94	2.07
11/30/2016	8.64	.10		.30	.40
11/30/2015	10.82	.09		(2.17)	(2.08)
11/30/2014[4,8]	10.00	.08		.84	.92
Class R-2E:
5/31/2019[4,5]	9.67	.07		.20	.27
11/30/2018	10.90	.18		(1.22)	(1.04)
11/30/2017	8.98	.15		1.94	2.09
11/30/2016	8.69	.16		.29	.45
11/30/2015	10.85	.14		(2.13)	(1.99)
11/30/2014[4,13]	11.67	.01		(.76)	(.75)
Class R-3:
5/31/2019[4,5]	9.68	.08		.19	.27
11/30/2018	10.91	.18		(1.21)	(1.03)
11/30/2017	8.97	.17		1.95	2.12
11/30/2016	8.68	.15		.29	.44
11/30/2015	10.84	.15		(2.17)	(2.02)
11/30/2014[4,8]	10.00	.11		.85	.96
Class R-4:
5/31/2019[4,5]	9.70	.09		.20	.29
11/30/2018	10.92	.21		(1.19)	(.98)
11/30/2017	8.99	.21		1.93	2.14
11/30/2016	8.69	.18		.30	.48
11/30/2015	10.86	.18		(2.18)	(2.00)
11/30/2014[4,8]	10.00	.13		.86	.99
Class R-5E:
5/31/2019[4,5]	9.69	.10		.19	.29
11/30/2018	10.92	.25		(1.22)	(.97)
11/30/2017	8.98	.18		1.99	2.17
11/30/2016	8.69	.20		.29	.49
11/30/2015[4,14]	8.95	—	[15]	(.26)	(.26)
Class R-5:
5/31/2019[4,5]	9.72	.11		.18	.29
11/30/2018	10.94	.25		(1.20)	(.95)
11/30/2017	9.00	.23		1.95	2.18
11/30/2016	8.70	.20		.31	.51
11/30/2015	10.87	.20		(2.17)	(1.97)
11/30/2014[4,8]	10.00	.19		.82	1.01

32	American Funds Developing World Growth & Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income to average net assets[3]

$(.02)	$9.87	2.60%[6]	$12		1.99%[7]		1.99%[7]		1.18%[7]
(.16)	9.64	(9.86)	12		1.97		1.97		1.32
(.14)	10.87	23.12	11		1.98		1.98		1.32
(.10)	8.94	4.63	7		2.14		2.14		1.12
(.10)	8.64	(19.33)	4		2.19		2.19		.92
(.10)	10.82	9.17 [6]	2		2.11	[7]	2.11	[7]	.90	[7]

(.03)	9.91	2.77 [6]	—	[10]	1.74	[7]	1.74	[7]	1.43	[7]
(.19)	9.67	(9.55)	—	[10]	1.74		1.70		1.81
(.17)	10.90	23.30 [9]	—	[10]	1.83	[9]	1.78	[9]	1.48	[9]
(.16)	8.98	5.20 [9]	—	[10]	1.67	[9]	1.60	[9]	1.79	[9]
(.17)	8.69	(18.47)[9]	—	[10]	1.29	[9]	1.27	[9]	1.36	[9]
(.07)	10.85	(6.46)[6,9]	—	[10]	.35	[6,9]	.35	[6,9]	.09	[6,9]

(.03)	9.92	2.84 [6]	12		1.56	[7]	1.56	[7]	1.62	[7]
(.20)	9.68	(9.53)	12		1.54		1.54		1.74
(.18)	10.91	23.79	11		1.55		1.55		1.72
(.15)	8.97	5.10	7		1.61		1.61		1.69
(.14)	8.68	(18.77)	5		1.56		1.55		1.49
(.12)	10.84	9.54 [6]	3		1.62	[7]	1.62	[7]	1.17	[7]

(.05)	9.94	2.98 [6]	8		1.26	[7]	1.26	[7]	1.88	[7]
(.24)	9.70	(9.15)	8		1.24		1.24		2.02
(.21)	10.92	23.97	8		1.25		1.25		2.06
(.18)	8.99	5.56	6		1.29		1.29		2.04
(.17)	8.69	(18.57)	4		1.24		1.23		1.86
(.13)	10.86	9.82 [6]	2		1.33	[7]	1.32	[7]	1.42	[7]

(.05)	9.93	3.08 [6]	1		1.07	[7]	1.07	[7]	1.96	[7]
(.26)	9.69	(9.01)	1		1.03		1.02		2.49
(.23)	10.92	24.44	—	[10]	1.10		.96		1.75
(.20)	8.98	5.65	—	[10]	1.13		1.13		2.22
—	8.69	(2.90)[6]	—	[10]	.03	[6]	.03	[6]	.01	[6]

(.06)	9.95	3.04 [6]	5		.96	[7]	.96	[7]	2.18	[7]
(.27)	9.72	(8.86)	5		.93		.93		2.34
(.24)	10.94	24.42	6		.94		.94		2.30
(.21)	9.00	5.87	4		.98		.98		2.30
(.20)	8.70	(18.32)	3		.92		.92		2.08
(.14)	10.87	10.02 [6]	1		1.05	[7]	1.04	[7]	2.06	[7]

See end of table for footnotes.

American Funds Developing World Growth & Income Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
5/31/2019[4,5]	$9.71	$.11	$.19	$.30
11/30/2018	10.94	.25	(1.21)	(.96)
11/30/2017	9.00	.24	1.94	2.18
11/30/2016	8.70	.22	.29	.51
11/30/2015	10.87	.20	(2.17)	(1.97)
11/30/2014[4,8]	10.00	.08	.93	1.01

	Six months ended May 31,	Year ended November 30				For the period 2/3/2014 to
	2019[4,5,6]	2018	2017	2016	2015	11/30/2014[4,6,8]
Portfolio turnover rate for all share classes	36%	31%	28%	25%	29%	20%

See notes to financial statements

34	American Funds Developing World Growth & Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income to average net assets[3]

$(.06)	$9.95	3.17%[6]	$31	.91%[7]		.91%[7]		2.11%[7]
(.27)	9.71	(8.90)	38	.88		.88		2.39
(.24)	10.94	24.49	41	.89		.89		2.39
(.21)	9.00	5.93	26	.93		.93		2.44
(.20)	8.70	(18.28)	15	.88		.88		2.06
(.14)	10.87	10.05 [6]	10	.98	[7]	.97	[7]	.94	[7]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed a portion of miscellaneous fees and expenses. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	For the period February 3, 2014, commencement of operations, through November 30, 2014.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Amount less than $.01.

American Funds Developing World Growth & Income Fund	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2018, through May 31, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	American Funds Developing World Growth & Income Fund

	Beginning account value 12/1/2018	Ending account value 5/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,029.56	$6.63	1.31%
Class A – assumed 5% return	1,000.00	1,018.40	6.59	1.31
Class C – actual return	1,000.00	1,025.61	10.55	2.09
Class C – assumed 5% return	1,000.00	1,014.51	10.50	2.09
Class T – actual return	1,000.00	1,030.94	5.42	1.07
Class T – assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class F-1 – actual return	1,000.00	1,029.63	6.48	1.28
Class F-1 – assumed 5% return	1,000.00	1,018.55	6.44	1.28
Class F-2 – actual return	1,000.00	1,031.01	5.22	1.03
Class F-2 – assumed 5% return	1,000.00	1,019.80	5.19	1.03
Class F-3 – actual return	1,000.00	1,031.64	4.66	.92
Class F-3 – assumed 5% return	1,000.00	1,020.34	4.63	.92
Class 529-A – actual return	1,000.00	1,028.41	6.83	1.35
Class 529-A – assumed 5% return	1,000.00	1,018.20	6.79	1.35
Class 529-C – actual return	1,000.00	1,025.54	10.76	2.13
Class 529-C – assumed 5% return	1,000.00	1,014.31	10.70	2.13
Class 529-E – actual return	1,000.00	1,028.62	7.64	1.51
Class 529-E – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class 529-T – actual return	1,000.00	1,030.65	5.62	1.11
Class 529-T – assumed 5% return	1,000.00	1,019.40	5.59	1.11
Class 529-F-1 – actual return	1,000.00	1,030.53	5.77	1.14
Class 529-F-1 – assumed 5% return	1,000.00	1,019.25	5.74	1.14
Class R-1 – actual return	1,000.00	1,025.80	10.30	2.04
Class R-1 – assumed 5% return	1,000.00	1,014.76	10.25	2.04
Class R-2 – actual return	1,000.00	1,025.96	10.05	1.99
Class R-2 – assumed 5% return	1,000.00	1,015.01	10.00	1.99
Class R-2E – actual return	1,000.00	1,027.66	8.80	1.74
Class R-2E – assumed 5% return	1,000.00	1,016.26	8.75	1.74
Class R-3 – actual return	1,000.00	1,028.39	7.89	1.56
Class R-3 – assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class R-4 – actual return	1,000.00	1,029.82	6.38	1.26
Class R-4 – assumed 5% return	1,000.00	1,018.65	6.34	1.26
Class R-5E – actual return	1,000.00	1,030.76	5.42	1.07
Class R-5E – assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class R-5 – actual return	1,000.00	1,030.38	4.86	.96
Class R-5 – assumed 5% return	1,000.00	1,020.14	4.84	.96
Class R-6 – actual return	1,000.00	1,031.72	4.61	.91
Class R-6 – assumed 5% return	1,000.00	1,020.39	4.58	.91

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Developing World Growth & Income Fund	37

Approval of Investment Advisory and Service Agreement

American Funds Developing World Growth and Income Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2020. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

38	American Funds Developing World Growth & Income Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long term growth of capital while providing current income. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through July 31, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Emerging Markets Funds Index and the MSCI Emerging Markets Index. They reviewed the results for the one-year, three-year, and lifetime periods, and placing greater emphasis on longer-term periods. They noted the Fund’s brief history and that the investment results were below those of the indexes for the lifetime, three-year and one-year periods considered. They also noted that the volatility of the Fund’s monthly returns for such periods was less than that of the indexes. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Emerging Markets Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Developing World Growth & Income Fund	39

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from receiving research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost for such services. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

40	American Funds Developing World Growth & Income Fund

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American Funds Developing World Growth & Income Fund	41

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42	American Funds Developing World Growth & Income Fund

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American Funds Developing World Growth & Income Fund	43

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Developing World Growth & Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2019, portfolio of American Funds Developing World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Developing World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Developing World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder® and SMALLCAP World Fund®, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Developing World Growth and Income FundSM

Investment portfolio

May 31, 2019

unaudited

Common stocks 93.70% Financials 25.28%	Shares	Value (000)
Sberbank of Russia PJSC (ADR)1	4,006,500	$57,447
Sberbank of Russia PJSC1	3,235,447	11,520
Ping An Insurance (Group) Co. of China, Ltd., Class H1	6,248,500	68,790
AIA Group Ltd.1	4,775,800	44,742
Bank Central Asia Tbk PT1	21,144,000	43,082
Discovery Ltd.1	3,743,685	35,614
ICICI Bank Ltd.1	5,701,717	34,669
HDFC Bank Ltd.1,2	750,521	26,145
HDFC Bank Ltd. (ADR)	56,600	7,028
MONETA Money Bank, AS, non-registered shares1	10,041,077	32,778
China Merchants Bank Co., Ltd., Class H1	6,242,500	29,965
Housing Development Finance Corp. Ltd.1	947,489	29,680
Akbank TAS1,2	27,662,275	28,330
Credicorp Ltd.	122,200	27,348
First Abu Dhabi Bank PJSC, non-registered shares1	6,000,895	24,188
TCS Group Holding PLC (GDR)1,3	602,000	11,420
TCS Group Holding PLC (GDR)1	592,700	11,243
Hong Kong Exchanges and Clearing Ltd.1	623,100	19,762
PT Bank Tabungan Pensiunan Nasional Syariah Tbk1,2	98,723,000	19,712
IndusInd Bank Ltd.1	769,700	17,728
Nova Ljubljanska banka dd (GDR)1,2	1,070,500	14,643
B3 SA - Brasil, Bolsa, Balcao	1,539,000	14,343
Industrial and Commercial Bank of China Ltd., Class H1	19,360,000	13,798
Guaranty Trust Bank PLC1	148,117,900	13,020
JSE Ltd.1	1,182,122	11,834
Bank Mandiri (Persero) Tbk PT, Series B1	19,372,800	10,398
Noah Holdings Ltd., Class A (ADR)2	266,200	10,182
Bank Rakyat Indonesia (Persero) Tbk PT1	33,880,700	9,721
TISCO Financial Group PCL, foreign registered1	2,748,900	7,666
Moscow Exchange MICEX-RTS PJSC1	3,970,429	5,140
Kotak Mahindra Bank Ltd.1	212,468	4,642
Edelweiss Financial Services Ltd.1	419,000	1,220
DBS Group Holdings Ltd.1	46,600	823
		698,621
Consumer discretionary 15.07%
Ctrip.com International, Ltd. (ADR)2	1,497,900	51,767
Galaxy Entertainment Group Ltd.1	7,239,000	43,676
Astra International Tbk PT1	82,866,504	43,198
Huazhu Group Ltd. (ADR)	1,338,400	40,955
Sands China Ltd.1	6,834,300	30,866
Wynn Macau, Ltd.1	13,420,000	28,543
Cyrela Brazil Realty SA, ordinary nominative	6,412,400	28,500
Midea Group Co., Ltd., Class A1	2,702,978	19,336
NagaCorp Ltd.1	14,490,000	16,531
Bloomberry Resorts Corp.1	66,381,500	15,076
Pacific Textiles Holdings Ltd.1	16,093,791	13,070

American Funds Developing World Growth and Income Fund — Page 1 of 5

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Matahari Department Store Tbk PT1	48,604,038	$12,844
Gourmet Master Co., Ltd.1	2,190,000	11,953
MercadoLibre, Inc.2	20,860	11,901
Gree Electric Appliances, Inc. of Zhuhai, Class A1	1,449,669	10,950
Shenzhou International Group Holdings Ltd.1	877,000	10,311
YUM! Brands, Inc.	68,500	7,011
Alibaba Group Holding Ltd. (ADR)2	42,400	6,329
Hyundai Motor Co., Series 21	80,054	5,748
Detsky Mir PJSC1	4,411,930	5,709
TVS Motor Co., Ltd.1	216,000	1,485
Samsonite International SA1	282,000	577
		416,336
Information technology 10.09%
Taiwan Semiconductor Manufacturing Co., Ltd.1	13,707,800	101,532
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	492,500	18,888
Samsung Electronics Co., Ltd.1	2,324,358	82,509
MediaTek Inc.1	4,371,000	42,790
Broadcom Inc.	68,200	17,162
Vanguard International Semiconductor Corp.1	6,254,000	11,849
VTech Holdings Ltd.1	483,200	4,002
		278,732
Consumer staples 8.94%
Carlsberg A/S, Class B1	357,587	46,931
Nestlé SA1	308,797	30,669
Danone SA1	357,175	28,507
Unilever PLC1	347,900	21,241
Shoprite Holdings Ltd.1	1,345,860	15,871
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	3,472,472	15,047
Diageo PLC1	336,000	14,124
Reckitt Benckiser Group PLC1	163,600	13,141
Fomento Económico Mexicano, SAB de CV	1,211,800	11,265
Dis-Chem Pharmacies Ltd.1	5,737,674	9,999
Philip Morris International Inc.	106,200	8,191
Kweichow Moutai Co., Ltd., Class A1	61,852	7,925
British American Tobacco PLC1	210,781	7,317
United Spirits Ltd.1,2	564,567	4,490
Varun Beverages Ltd.1	239,197	3,196
PZ Cussons PLC1	1,106,800	2,837
Godrej Consumer Products Ltd.1	270,031	2,665
Colgate-Palmolive (India) Ltd.1	141,723	2,337
Eastern Company SAE1	1,500,000	1,393
		247,146
Real estate 8.37%
Longfor Group Holdings Ltd.1	22,346,000	81,684
China Overseas Land & Investment Ltd.1	19,690,000	68,175
China Resources Land Ltd.1	14,980,000	60,754
Vinhomes JSC1,2	5,316,110	18,588
Fibra Uno Administración, SA de CV REIT	1,695,730	2,176
		231,377

American Funds Developing World Growth and Income Fund — Page 2 of 5

unaudited

Common stocks (continued) Communication services 7.99%	Shares	Value (000)
América Móvil, SAB de CV, Series L (ADR)	3,048,936	$42,777
Tencent Holdings Ltd.1	886,000	36,743
Singapore Telecommunications Ltd.1	14,016,800	32,653
PT Surya Citra Media Tbk1	228,386,800	26,365
Bharti Airtel Ltd.1	4,885,305	24,451
HKBN Ltd.1	13,114,000	20,862
China Tower Corp. Ltd., Class H1	84,340,000	18,883
Yandex NV, Class A2	417,900	15,011
HKT Trust and HKT Ltd., units1	1,943,000	3,061
		220,806
Health care 6.54%
Shanghai Fosun Pharmaceutical (Group) Co., Ltd., Class H1	12,353,006	36,223
BeiGene, Ltd. (ADR)2	303,500	35,792
Hypera SA, ordinary nominative	4,437,200	34,173
Hangzhou Tigermed Consulting Co., Ltd., Class A1,2	2,782,792	26,764
OdontoPrev SA, ordinary nominative	5,959,100	24,784
Jiangsu Hengrui Medicine Co., Ltd., Class A1	1,697,058	15,217
Shanghai Pharmaceutical (Group) Co., Ltd., Class H1	3,950,900	7,788
Piramal Enterprises Ltd., interim shares1,2	2,273	73
		180,814
Industrials 6.35%
International Container Terminal Services, Inc.1	11,570,860	30,151
CCR SA, ordinary nominative	8,035,411	27,379
CTCI Corp.1	17,210,000	25,498
AKR Corporindo Tbk PT1	71,801,400	20,013
Airbus SE, non-registered shares1	155,079	19,928
BOC Aviation Ltd.1	2,126,100	17,707
DKSH Holding AG1	219,839	13,446
Aggreko PLC1	953,100	9,343
Epiroc AB, Class A1	565,908	5,267
Epiroc AB, Class B1	432,087	3,905
DP World PLC1	161,365	2,751
		175,388
Materials 3.01%
Alrosa PJSC1	18,668,412	25,151
Vale SA, ordinary nominative	1,545,279	19,297
Nexa Resources SA	1,768,200	16,939
LafargeHolcim Ltd.1	328,426	15,717
ACC Ltd.1	248,860	6,020
		83,124
Energy 1.65%
Rosneft Oil Co. PJSC (GDR)1	2,229,700	14,793
CNOOC Ltd. (ADR)	63,300	10,278
China Petroleum & Chemical Corp., Class H1	13,646,000	9,073
OMV Petrom SA1	59,691,423	5,395
Oil Search Ltd.1	792,929	3,866
China Oilfield Services Ltd., Class H1	2,346,000	2,093
		45,498

American Funds Developing World Growth and Income Fund — Page 3 of 5

unaudited

Common stocks (continued) Utilities 0.41%	Shares	Value (000)
China Gas Holdings Ltd.1	1,135,000	$3,643
Enel Américas SA (ADR)	423,400	3,383
AES Corp.	146,198	2,310
ENN Energy Holdings Ltd.1,2	232,300	2,084
		11,420
Total common stocks (cost: $2,457,783,000)		2,589,262
Preferred securities 1.90% Energy 0.68%
Petróleo Brasileiro SA (Petrobras), preferred nominative	2,909,100	18,942
Industrials 0.38%
Azul SA, preference shares (ADR)2	350,700	10,440
Information technology 0.34%
Samsung Electronics Co., Ltd., nonvoting preferred shares1	322,350	9,373
Financials 0.27%
Itaú Unibanco Holding SA, preferred nominative (ADR)	842,344	7,497
Utilities 0.23%
Cia. Energética de Minas Gerais - CEMIG, preferred nominative	1,696,604	6,382
Total preferred securities (cost: $48,326,000)		52,634
Bonds, notes & other debt instruments 1.78% Bonds & notes of governments & government agencies outside the U.S. 0.99%	Principal amount (000)
Turkey (Republic of) 10.70% 2021	TRY16,500	2,348
Turkey (Republic of) 9.50% 2022	46,920	6,000
Turkey (Republic of) 10.70% 2022	56,541	7,287
Turkey (Republic of) 11.00% 2022	75,070	9,916
Turkey (Republic of) 7.10% 2023	15,650	1,738
		27,289
Corporate bonds & notes 0.79% Utilities 0.79%
Cemig Geração e Transmissão SA 9.25% 20243	$19,605	21,835
Total corporate bonds & notes		21,835
Total bonds, notes & other debt instruments (cost: $47,606,000)		49,124

American Funds Developing World Growth and Income Fund — Page 4 of 5

unaudited

Short-term securities 2.20% Money market investments 2.20%	Shares	Value (000)
Capital Group Central Cash Fund	607,489	$60,749
Total short-term securities (cost: $60,743,000)		60,749
Total investment securities 99.58% (cost: $2,614,458,000)		2,751,769
Other assets less liabilities 0.42%		11,646
Net assets 100.00%		$2,763,415

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,103,466,000, which represented 76.12% of the net assets of the fund. This amount includes $2,103,393,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $33,255,000, which represented 1.20% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
TRY = Turkish lira

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-100-0719O-S73073	American Funds Developing World Growth and Income Fund — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2019

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: July 31, 2019